INVENTORY (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Net Inventories

	December 31 2012	December 31 2011
	(Millions of Dollars)

Raw materials	$200	$177
Work-in-process	161	145
Finished products	812	717

	1,173	1,039
Inventory valuation allowance	(99)	(83)

	$1,074	$956